Off-balance sheet accounts - Disclosure of off balance sheet accounts (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021		Dec. 31, 2020
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans	S/ 4,440,458		S/ 4,611,931
Notional amount asset	15,999,665	[1]	10,800,156	[2]
Derivative liabilities notional amount	2,357,967		2,140,011
Off balance sheet total	18,357,632		12,940,167
Notional amount of assets and liabilities off balance sheet total one	34,980,307		27,505,656
Forward Currency Agreements Purchase [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	3,925,457		2,317,124
Forward Currency Agreements Sale [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	4,390,342		947,251
Foreign Currency Delivery And Receipt In Soles [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	995,650		1,128,299
Soles Delivery And Receipt In Foreign Currency [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	3,166,675		1,392,459
Forward Foreign Currency Agreements In Other Currencies [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	316,031		396,663
Consumer Credit Lines And Consumer Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments	11,213,104		8,843,150
Commercial Credit Lines And Commercial Loans [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Contractual capital commitments	969,113		1,110,408
Guarantees and stand-by letters [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans	4,150,093		4,445,059
Import And Export Letter Of Credit [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Indirect loans	290,365		166,872
Foreign Currency Options [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	1,816		22,700
Interest Rate Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	2,969,027		4,382,535
Cross Currency Swaps [member]
Disclosure Details Of Off Balance Sheet Accounts [Line Items]
Notional amount asset	234,667		213,125
Derivative liabilities notional amount	S/ 2,357,967		S/ 2,140,011

[1]	As of December 31, 2021, 2020 and 2019, the Group recognized losses of S/60,275,000 and for S/39,207,000 and a gain of S/62,183,000, respectively, for valuation of derivative financial instruments held for trading, which were recorded in the caption “Net gain from financial assets at fair value through profit or loss” in the consolidated statement of income.
[2]	Corresponds mainly to the effects on the expected loss because of changes in investment ratings and which have not necessarily resulted in stage transfers during the year.